Financial Liabilities at Amortized Cost - Schedule of Composition of Debt Financial Instruments Issued (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Mortgage finance bonds
Mortgage finance bonds for housing	$ 521	$ 849
Mortgage finance bonds for general purposes		1
Bonds
Senior bonds	10,800,330	9,689,219
Mortgage bonds
Total	$ 10,800,851	$ 9,690,069